August 5, 2024

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital Group Dividend Growers ETF

File Nos. 333-271210 and 811-23866

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on July 31, 2024 of Registrant’s Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Michael R. Tom

Michael R. Tom

Secretary